Long Term Obligations (Details) - Future minimum obligations for leases (USD $)	Dec. 31, 2012
Future minimum obligations for leases [Abstract]
2013	$ 488,265
2014	635,340
2015	218,175
Total minimum obligations	$ 1,341,780